NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about non-controlling interests explanatory [Table Text Block]
Company	Proportion of		Loss allocated to		Accumulated
	ownership and		non-controlling		non-controlling
	voting rights held		interests		interests
	by non-controlling
	interests
	2018	2017	2018	2017	2018	2017

Maseve Investments 11 (Pty) Ltd	17.1%	17.1%	$2,342	$47,956	$-	$(16,463)

Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	5,768	4,555

Waterberg JV Co [1]	62.95%	54.35%	-	-	5,384	-

				Total	$11,152	$(11,908)